UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: April 30, 2017

Item 1.	Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND

SEMI-ANNUAL REPORT TO SHAREHOLDERS

April 30, 2017

This information must be preceded or accompanied by a

current prospectus. Investors should read the prospectus

carefully before investing.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

The total net of fee return of the LSV Value Equity Fund, Institutional Class, the Russell 1000 Value Index (the “Benchmark”), and the S&P 500 Index for trailing periods ending April 30, 2017, were as follows:

	6 Months Ended 4/30/17	1 Year Ended 4/30/17*	3 Years Ended 4/30/17*	5 Years Ended 4/30/17*	7 Years Ended 4/30/17*	10 Years Ended 4/30/17*	15 Years Ended 4/30/17*	Since Inception*
LSV Value Equity Fund, Institutional Class	14.46%	19.16%	8.26%	15.29%	12.75%	5.63%	8.13%	8.32%
Benchmark: Russell 1000 Value Index	11.69	16.55	8.26	13.32	11.74	5.53	7.59	6.67
Broad Market: S&P 500 Index	13.32	17.92	10.47	13.68	12.85	7.15	7.61	5.46

* Periods longer than one year are annualized; inception date is 3/31/99; net of fees.

Institutional Class Shares performance as of 3/31/17: 20.99% (1 year), 14.96% (5 year), 6.13% (10 year), and 8.37% (Annualized Since Inception). The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 888-FUND-LSV (888-386-3578).

U.S. equity markets as represented by the S&P 500 Index rallied over the trailing six-month period and were up 13.32%. Value stocks broadly underperformed over the period as the Benchmark was up only 11.69%. The LSV Value Equity Fund (the “Fund”) advanced 14.46%. U.S. markets posted gains thanks in large part to the “Trump bump” following the November election. Although investors appear skeptical of the U.S. administration’s ability to pass policy agenda, the prospects of the Donald Trump’s tax reform plans were widely welcomed. Additionally, domestic macroeconomic data and corporate earnings results have proven supportive and further bolstered investor sentiment. Thanks to the improved economic outlook, the Federal Reserve raised interest rates by 25 basis points at the March FOMC meeting, with the expectation of additional increases later in 2017. This period saw a sharp reversal in leadership in markets from the first half of 2016 as more cyclical sectors rebounded while defensive sectors lagged.

Despite the underperformance of value stocks, the Fund was able to outperform the Benchmark over the period. Performance attribution indicates that both stock selection and sector selection contributed to the Fund’s relative outperformance. From a stock selection perspective, deeper value stocks within Financials and Energy sectors performed particularly well and our holdings outperformed. From a sector perspective, the bulk of the excess return contribution came from our underweight position in Energy and overweight position in Financials. Top individual contributors included underweight positions in General Electric and Procter & Gamble as well as overweights to Anthem and Ameriprise Financial. Main individual detractors included overweights to First Energy, Tyson Foods, Target and Qualcomm as well as underweights to CSX and Union Pacific.

The Fund continued to trade at a significant discount as of April 30, 2017, to the overall market as well as to the Benchmark. The Fund is trading at 12.9x forward earnings compared to 16.7x for the Benchmark, 1.8x book value compared to 2.0x for the Benchmark and 8.6x cash flow compared to 11.6x for the Benchmark. The portfolio is yielding 2.6% on the 12-month dividend yield. Sector weightings are a result of our bottom-up stock selection process, subject to constraints at the sector and industry levels. The Fund is currently overweight the Consumer Discretionary and Information Technology sectors while underweight the Energy and Consumer Staples sectors.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

Our organization remains stable and our research team continues to pursue an active research agenda in which we are looking for better ways to measure value and identify signs of positive change. As always, we are focused on delivering the long-term results that our investors have come to expect from LSV and that we have delivered for clients since 1994.

The material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should be relied upon by the reader as research or investment advice. Investing involves risk including loss of principal. The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.

Forward earnings is not a forecast of the Fund’s future performance. Investing involves risk, including possible loss of principal.

The Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of U.S. companies with lower forecasted growth rates and price-to-book ratios.

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding) , with each stock’s weight in the Index proportionate to its market value. The S&P 500 Index is one of the most widely used benchmarks of U.S. equity performance.

Index Returns are for illustrative purposes only and do not represent actual fund performance. Index performance returns do not reflect any manage fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

April 30, 2017	(Unaudited)

Sector Weightings †

†	Percentages are based on total investments.

Schedule of Investments

LSV Value Equity Fund

	Shares	Value (000)
Common Stock (99.0%)
Aerospace & Defense (1.9%)
Boeing	127,300	$23,529
Spirit AeroSystems Holdings, Cl A	123,000	7,031
Textron	164,700	7,685
Vectrus*	6,533	166

		38,411

Agricultural Operations (0.6%)
Archer-Daniels-Midland	273,900	12,531

Agricultural Products (0.9%)
Bunge	171,300	13,538
Ingredion	43,300	5,361

		18,899

Air Freight & Logistics (0.9%)
FedEx	97,800	18,553

Aircraft (1.9%)
American Airlines Group	181,200	7,723
Delta Air Lines	267,000	12,132
United Continental Holdings*	252,600	17,735

		37,590

Asset Management & Custody Banks (1.4%)
Ameriprise Financial	141,800	18,129
State Street	130,800	10,974

		29,103

Automotive (3.0%)
Ford Motor	1,179,700	13,531
General Motors	538,500	18,654
Goodyear Tire & Rubber	401,700	14,554
Lear	93,800	13,381

		60,120

LSV Value Equity Fund

	Shares	Value (000)

Automotive Retail (0.4%)
Murphy USA*	119,100	$8,286

Banks (10.3%)
Bank of America	1,805,200	42,134
CIT Group	130,700	6,053
Fifth Third Bancorp	721,300	17,621
JPMorgan Chase	674,900	58,716
Keycorp	1,014,600	18,506
PNC Financial Services Group	141,900	16,993
Regions Financial	1,358,100	18,674
SunTrust Banks	386,100	21,934
Wells Fargo	139,300	7,500

		208,131

Biotechnology (1.9%)
Amgen	143,300	23,404
Gilead Sciences	131,100	8,987
United Therapeutics*	40,300	5,065

		37,456

Broadcasting, Newspapers & Advertising (0.3%)
TEGNA	256,300	6,530

Building & Construction (1.0%)
Owens Corning	162,100	9,864
PulteGroup	426,600	9,671

		19,535

Chemicals (2.1%)
Eastman Chemical	154,600	12,329
Huntsman	465,400	11,528
LyondellBasell Industries, Cl A	216,700	18,368

		42,225

Commercial Printing (0.7%)
Deluxe	141,222	10,155
LSC Communications	51,350	1,329
RR Donnelley & Sons	136,933	1,721

		13,205

Commercial Services (0.4%)
Western Union	374,400	7,436

Commodity Chemicals (0.8%)
Cabot	163,000	9,811
Trinseo	83,800	5,564

		15,375

Computer & Electronics Retail (0.2%)
GameStop, Cl A	169,200	3,839

Computers & Services (2.9%)
Dell Technologies, Cl V*	67,645	4,540

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2017	(Unaudited)

LSV Value Equity Fund
	Shares	Value (000)
Computers & Services (continued)
DXC Technology*	31,767	$2,393
Hewlett Packard Enterprise	369,800	6,889
HP*	695,900	13,097
NCR*	322,500	13,303
Seagate Technology	179,100	7,546
Western Digital	113,800	10,136

		57,904

Construction & Engineering (0.5%)
Fluor	91,500	4,696
Tutor Perini*	200,300	6,179

		10,875

Diversified REIT’s (0.8%)
Lexington Realty Trust	844,400	8,588
Select Income	133,300	3,340
VEREIT*	528,800	4,426

		16,354

Drug Retail (0.9%)
CVS Health	217,900	17,964

Electrical Services (4.1%)
American Electric Power*	133,800	9,076
Entergy	196,600	14,993
Exelon	401,400	13,900
FirstEnergy	651,900	19,518
Public Service Enterprise Group	572,600	25,223

		82,710

Financial Services (5.8%)
Capital One Financial	145,400	11,687
Citigroup	726,000	42,921
Discover Financial Services	333,300	20,861
Donnelley Financial Solutions*	51,350	1,141
Goldman Sachs Group	68,100	15,241
Morgan Stanley	402,900	17,474
Navient	514,300	7,817

		117,142

Food, Beverage & Tobacco (1.5%)
Pilgrim’s Pride	575,600	14,943
Tyson Foods, Cl A*	239,900	15,416

		30,359
General Merchandise Stores (1.1%)
Big Lots	123,200	6,220
Target	272,200	15,203

		21,423

Health Care Distributors (0.6%)
Cardinal Health	177,700	12,899

LSV Value Equity Fund
	Shares	Value (000)
Health Care Facilities (0.6%)
HCA Holdings*	139,800	$11,773

Health Care REIT’s (0.8%)
Medical Properties Trust*	358,400	4,684
Senior Housing Properties Trust	502,400	10,812

		15,496

Health Care Services (0.4%)
Express Scripts Holding*	143,000	8,772

Hotels & Lodging (0.8%)
Wyndham Worldwide	162,900	15,526

Household Products, Furniture & Fixtures (0.5%)
Whirlpool	52,500	9,748

Human Resource & Employment Services (0.5%)
ManpowerGroup	104,600	10,562

Insurance (9.5%)
Aetna	92,800	12,534
Allstate	264,800	21,526
American Financial Group	163,800	15,939
Anthem	120,200	21,382
Assurant	84,100	8,094
CIGNA	75,000	11,728
Genworth Financial, Cl A*	393,400	1,589
Hartford Financial Services Group	220,400	10,659
Lincoln National	290,600	19,159
MetLife*	179,400	9,295
MGIC Investment*	735,000	7,747
Prudential Financial	187,200	20,036
Travelers	172,200	20,950
Voya Financial	302,400	11,304

		191,942

IT Consulting & Other Services (0.7%)
International Business Machines	90,400	14,490

Machinery (1.6%)
AGCO	132,000	8,447
Cummins	79,900	12,060
ITT	152,400	6,421
Trinity Industries	219,500	5,904

		32,832

Mortgage REIT’s (0.9%)
Annaly Capital Management	963,400	11,378
Starwood Property Trust	326,300	7,403

		18,781

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2017	(Unaudited)

LSV Value Equity Fund
	Shares	Value (000)
Motorcycle Manufacturers (0.5%)
Harley-Davidson*	174,400	$9,908

Multimedia (0.4%)
Viacom, Cl B	194,200	8,265

Office Electronics (0.5%)
Xerox	1,332,700	9,582

Office Equipment (0.1%)
Pitney Bowes	229,000	3,043

Office REIT’s (0.3%)
Parkway	40,837	823
Piedmont Office Realty Trust, Cl A	275,500	6,019

		6,842

Oil & Gas Equipment & Services (0.7%)
McDermott International*	1,610,100	10,530
National Oilwell Varco	106,700	3,731

		14,261

Oil & Gas Storage & Transportation (0.1%)
DHT Holdings	477,600	2,288

Paper & Paper Products (0.2%)
Clearwater Paper*	68,000	3,305

Paper Packaging (1.4%)
International Paper	221,500	11,954
Packaging of America	146,700	14,491
WestRock	27,290	1,462

		27,907

Petroleum & Fuel Products (6.9%)
Chevron	318,600	33,995
Diamond Offshore Drilling*	326,100	4,702
ExxonMobil	398,900	32,570
Helmerich & Payne	51,000	3,093
Marathon Petroleum	359,300	18,303
Phillips 66	109,800	8,736
Tesoro	172,800	13,774
Valero Energy	380,800	24,603

		139,776

Pharmaceuticals (6.8%)
AbbVie	283,900	18,720
Johnson & Johnson	387,800	47,882
Merck	360,400	22,464
Pfizer	1,398,100	47,423

		136,489

Printing & Publishing (0.1%)
Gannett	128,150	1,071

LSV Value Equity Fund
	Shares	Value (000)
Reinsurance (1.7%)
Everest Re Group	96,000	$24,164
Validus Holdings	192,500	10,642

		34,806

Retail (2.2%)
Brinker International*	111,800	4,940
Kohl’s	192,200	7,502
Kroger	318,200	9,435
Macy’s	212,300	6,203
Wal-Mart Stores	231,200	17,382

		45,462

Semi-Conductors/Instruments (5.8%)
Applied Materials	364,800	14,814
Cirrus Logic*	122,500	7,883
Flextronics International*	776,600	12,006
Intel	1,093,800	39,541
QUALCOMM	320,100	17,202
Sanmina*	288,500	10,747
Teradyne	226,800	7,999
Vishay Intertechnology	486,600	7,956

		118,148

Specialized REIT’s (0.5%)
Hospitality Properties Trust	293,600	9,345

Steel & Steel Works (0.5%)
Reliance Steel & Aluminum	140,800	11,098

Technology Distributors (0.5%)
Insight Enterprises*	230,100	9,687

Telephones & Telecommunications (5.8%)
AT&T	789,400	31,284
Cisco Systems	1,101,200	37,518
Corning	566,700	16,349
Juniper Networks	402,700	12,109
Verizon Communications	430,900	19,783

		117,043

Thrifts & Mortgage Finance (0.3%)
Radian Group	327,300	5,525

Trucking (0.5%)
Ryder System	156,200	10,608

TOTAL COMMON STOCK (Cost $1,528,074)		1,999,236

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2017	(Unaudited)

LSV Value Equity Fund
	Face Amount (000)	Value (000)
Repurchase Agreement (0.6%)
Morgan Stanley 0.630%, dated 04/28/17, to be repurchased on 05/01/17, repurchase price $12,395 (collateralized by various US Treasury Bonds and Notes, par values ranging from $0 to $10,336, coupon ranging from 1.000% to 3.000%, and maturity ranging from 05/15/18 to 11/15/46; with total market value $12,641)	$12,394	$12,394

TOTAL REPURCHASE AGREEMENT (Cost $12,394)		12,394

Total Investments – 99.6% (Cost $1,540,468)		$2,011,630

Percentages are based on Net Assets of $2,019,903 (000).

*	Non-income producing security.

Cl — Class

REIT — Real Estate Investment Trust

The following is a list of the inputs used as of April 30, 2017, in valuing the Fund’s investments carried at value ($ 000):
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,999,236	$—	$—	$1,999,236
Repurchase Agreement	—	12,394	—	12,394

Total Investments in Securities	$1,999,236	$12,394	$—	$2,011,630

For the six months ended April 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the six months ended April 30, 2017, there were no Level 3 securities.

For more information on valuation inputs, see Note 2—Significant Accounting Policies in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Statement of Assets and Liabilities (000)	(Unaudited	)
April 30, 2017

LSV Value Equity Fund
Assets:
Investments at Value (Cost $1,540,468)	$2,011,630
Cash	337
Receivable for Capital Shares Sold	8,363
Dividends and Interest Receivable	1,920
Prepaid Expenses	37
Total Assets	2,022,287
Liabilities:
Payable for Capital Shares Redeemed	1,181
Payable due to Investment Adviser	905
Payable due to Administrator	99
Payable due to Trustees	7
Payable due to Distributor	7
Payable due to Chief Compliance Officer	4
Other Accrued Expenses	181
Total Liabilities	2,384
Net Assets	$2,019,903

Net Assets Consist of:
Paid-in Capital	$1,495,966
Undistributed Net Investment Income	10,942
Accumulated Net Realized Gain on Investments	41,833
Net Unrealized Appreciation on Investments	471,162
Net Assets	$2,019,903

Net Asset Value, Offering and Redemption Price Per Share — Institutional Class Shares ($1,979,646 ÷ 73,664,536 shares)(1)	$26.87

Net Asset Value, Offering and Redemption Price Per Share — Investor Class Shares ($40,257 ÷ 1,503,062 shares)(1)	$26.78

(1)	Shares have not been rounded.

The accompanying notes are an integral part of the financial statements

Statement of Operations (000)	(Unaudited	)
For the six months ended April 30, 2017

LSV Value Equity Fund
Investment Income:
Dividend Income	$25,110
Interest Income	22
Total Investment Income	25,132
Expenses:
Investment Advisory Fees	5,375
Administration Fees	595
Trustees’ Fees	23
Distribution Fees - Investor Class	23
Chief Compliance Officer Fees	6
Professional Fees	93
Transfer Agent Fees	78
Printing Fees	64
Custodian Fees	43
Registration and Filing Fees	22
Insurance and Other Fees	33
Total Expenses	6,355
Less: Fees Paid Indirectly — (see Note 4)	—
Net Expenses	6,355
Net Investment Income	18,777
Net Realized Gain on Investments	56,018
Net Change in Unrealized Appreciation (Depreciation) on Investments	184,898
Net Realized and Unrealized Gain on Investments	240,916
Net Increase in Net Assets Resulting from Operations	$259,693

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Statement of Changes in Net Assets (000)

For the six months ended April 30, 2017 (Unaudited)

And for the year ended October 31, 2016

	LSV Value Equity Fund
	11/1/2016 to	11/1/2015 to
	04/30/2017	10/31/2016

Operations:
Net Investment Income	$18,777	$37,467
Net Realized Gain on Investments	56,018	64,797
Net Change in Unrealized Appreciation (Depreciation) on Investments	184,898	(28,650)

Net Increase in Net Assets Resulting from Operations	259,693	73,614

Dividends and Distributions From:
Net Investment Income:
Institutional Class Shares	(39,000)	(27,303)
Investor Class Shares	(140)	(56)

Net Realized Gain:
Institutional Class Shares	(10,860)	—
Investor Class Shares	(41)	—

Total Dividends and Distributions	(50,041)	(27,359)

Capital Share Transactions:
Institutional Class Shares:
Issued	230,997	630,707
Reinvestment of Dividends and Distributions	48,589	26,314
Redeemed	(358,313)	(333,625)

Net Increase (Decrease) from Institutional Class Shares Transactions	(78,727)	323,396

Investor Class Shares:
Issued	34,009	5,330
Reinvestment of Dividends and Distributions	179	56
Redeemed	(1,371)	(1,122)

Net Increase from Investor Class Shares Transactions	32,817	4,264

Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(45,910)	327,660

Total Increase in Net Assets	163,742	373,915

Net Assets:
Beginning of Year or Period	1,856,161	1,482,246

End of Year or Period (including undistributed net investment income of $10,942 and $31,305, respectively)	$2,019,903	$1,856,161

Shares Transactions:
Institutional Class :
Issued	8,682	27,460
Reinvestment of Dividends and Distributions	1,841	1,143
Redeemed	(13,651)	(14,396)

Total Institutional Class Share Transactions	(3,128)	14,207

Investor Class :
Issued	1,276	234
Reinvestment of Dividends and Distributions	7	2
Redeemed	(52)	(49)

Total Investor Class Share Transactions	1,231	187

Net Increase (Decrease) in Shares Outstanding	(1,897)	14,394

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Financial Highlights

For a share outstanding throughout each period

For the six months ended April 30, 2017 (Unaudited) and for the years or period ended October 31,

	Net Asset Value Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gain	Total Dividends and Distributions	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate‡
LSV Value Equity Fund
Institutional Class Shares
2017*	$24.09	$0.25	$3.22	$3.47	$(0.54)	$(0.15)	$(0.69)	$26.87	14.46%	$1,979,646	0.65%	0.65%	1.92%	7%
2016	23.65	0.53	0.33	0.86	(0.42)	—	(0.42)	24.09	3.71	1,849,633	0.66	0.66	2.28	15
2015	23.70	0.43	(0.11)	0.32	(0.37)	—	(0.37)	23.65	1.30	1,480,240	0.66	0.66	1.78	24
2014	20.39	0.36	3.27	3.63	(0.32)	—	(0.32)	23.70	17.98	1,438,832	0.66	0.66	1.60	12
2013	15.13	0.31	5.28	5.59	(0.33)	—	(0.33)	20.39	37.71	1,302,614	0.65	0.65	1.77	13
2012	13.14	0.27	2.00	2.27	(0.28)	—	(0.28)	15.13	17.64	993,106	0.66	0.66	1.96	10
Investor Class Shares
2017*	$23.99	$0.20	$3.23	$3.43	$(0.49)	$(0.15)	$(0.64)	$26.78	14.36%	$40,257	0.90%	0.90%	1.48%	7%
2016	23.59	0.46	0.33	0.79	(0.39)	—	(0.39)	23.99	3.43	6,528	0.91	0.91	1.98	15
2015	23.69	0.34	(0.09)	0.25	(0.35)	—	(0.35)	23.59	1.03	2,006	0.92	0.92	1.45	24
2014**	23.18	0.08	0.43	0.51	—	—	—	23.69	2.20	226	0.94	0.94	0.82	12

*	For the six month period ended April 30, 2017. All ratios for the period have been annualized.
**	Commenced operations on June 10, 2014. All ratios for the period have been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Notes to Financial Statements

April 30, 2017	(Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 56 funds. The financial statements herein are those of the LSV Value Equity Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital by investing in undervalued stocks which are out of favor in the market. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

The LSV Value Equity Fund Investor Class Shares commenced operations on June 10, 2014.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund.

The following is a summary of the significant accounting policies followed by the Fund. The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies.

Use of Estimates — The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2017, there were no securities valued in accordance with Fair Value procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices unadjusted in active markets for priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in in active markets, adjusted quoted prices in active markets, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs

Notes to Financial Statements

April 30, 2017	(Unaudited)

may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2017, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities on open tax years (i.e. the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2017, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Investments in Real Estate Investment Trusts (REITs) — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/ or posted to the counterparty and create one single net payment due to or from the Fund.

At April 30, 2017, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows (000):

Counterparty	Repurchase Agreement	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount(2)
Morgan Stanley	$12,394	$12,394	$–	$–

(1) The amount of collateral refiected in the table does not include any over-collateralization received by the Fund.

(2) Net amount represents the net amount receivable due from the counterparty in the event of default.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets

Notes to Financial Statements

April 30, 2017	(Unaudited)

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4. Administration, Distribution, Transfer Agency and Custodian Agreements:

The Fund, along with other series of the Trust advised by LSV Asset Management (the “Adviser”), and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2017, the Fund paid $594,746 for these services.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended receives no fees for its distribution services under this agreement.

The Fund has adopted a distribution plan under the Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the six months ended April 30, 2017, the Fund incurred $22,772 of distribution fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the six months ended April 30, 2017, the Fund earned $432 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5. Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.55% of the Fund’s average daily net assets.

6. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 2017, were as follows (000):

Purchases	$135,105
Sales	$227,365

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in-capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the years ended October 31, 2016 and 2015 was as follows (000):

Ordinary Income
2016	$27,359
2015	22,329

Notes to Financial Statements

April 30, 2017	(Unaudited)

As of October 31, 2016, the components of distributable earnings on a tax basis were as follows (000):

Undistributed Ordinary Income	$31,304
Undistributed Long-Term Capital Gain	10,895
Unrealized Appreciation	272,086

Total Distributable Earnings	$314,285

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

During the year ended October 31, 2016, $53,436 (000) of capital loss carryforwards were utilized to offset capital gains.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2017, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
$1,540,468	$539,857	$(68,695)	$471,162

8. Other:

At April 30, 2017, 43% of total shares outstanding for the Institutional Class Shares were held by two record shareholders each owning 10% or greater of the aggregate total shares outstanding. At April 30, 2017, 94% of total shares outstanding for the Investor Class Shares were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of mostly omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9. Regulatory Matters:

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Fund’s current financial statement presentation and expects that the Fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

10. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2016 to April 30, 2017.

The table below illustrates your Fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return —the account values shown do not apply to your specific investment.

	Beginning Account Value 11/01/16	Ending Account Value 04/30/17	Annualized Expense Ratios	Expenses Paid During Period*
LSV Value Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,144.60	0.65%	$3.46
Investor Class Shares	1,000.00	1,143.60	0.90	4.78
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.57	0.65%	$3.26
Investor Class Shares	1,000.00	1,020.33	0.90	4.51

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 28, 2017 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations,

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods, including since its inception, and information regarding the Fund’s performance since the Agreement was last renewed. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV Value Equity Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Fund Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

The Fund files its complete schedule of Portfolio holdings with the Securities and Exchange Commission “SEC” for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors’ Inner Circle Fund uses to determine how to vote proxies if any relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge ii upon request, by calling 888-Fund-LSV and ii on the Commission’s website at http://www.sec.gov.

LSV-SA-003-1900

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President
Date: July 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President
Date: July 7, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO
Date: July 7, 2017